Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Total	Class B common stock [Member]	Class A common stock [Member]	Common Stock [Member] Class B common stock [Member]	Common Stock [Member] Class A common stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2021	$ (20,562,426)			$ 575		$ 0	$ (20,563,001)
Beginning Balance (Shares) at Dec. 31, 2021				5,750,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(1,785,597)		$ (1,785,597)				(1,785,597)
Net income (loss)	12,854,233	$ 2,570,847	10,283,386				12,854,233
Ending Balance at Dec. 31, 2022	(9,493,790)			$ 575	$ 0	0	(9,494,365)
Ending Balance (Shares) at Dec. 31, 2022				5,750,000	0
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(2,240,671)		(2,240,671)			0	(2,240,671)
Net income (loss)	1,710,547						1,710,547
Ending Balance at Mar. 31, 2023	(10,023,914)			$ 575	$ 0	0	(10,024,489)
Ending Balance (Shares) at Mar. 31, 2023				5,750,000	0
Beginning Balance at Dec. 31, 2022	(9,493,790)			$ 575	$ 0	0	(9,494,365)
Beginning Balance (Shares) at Dec. 31, 2022				5,750,000	0
Net income (loss)	2,027,782	321,189	1,706,593
Ending Balance at Sep. 30, 2023	(13,054,629)			$ 25	$ 550	0	(13,055,204)
Ending Balance (Shares) at Sep. 30, 2023				250,000	5,500,000
Beginning Balance at Dec. 31, 2022	(9,493,790)			$ 575	$ 0	0	(9,494,365)
Beginning Balance (Shares) at Dec. 31, 2022				5,750,000	0
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(3,799,175)					(180,000)	(3,619,175)
Excise tax imposed on common stock redemptions	(2,224,846)						(2,224,846)
Contribution –Non-redemption agreement	180,000					180,000
Class B common stock converted to Class A common stock				$ (550)	$ 550
Class B common stock converted to Class A common stock (Shares)				(5,500,000)	5,500,000
Net income (loss)	2,473,401	351,941	2,121,460				2,473,401
Ending Balance at Dec. 31, 2023	(12,864,410)			$ 25	$ 550	0	(12,864,985)
Ending Balance (Shares) at Dec. 31, 2023				250,000	5,500,000
Beginning Balance at Mar. 31, 2023	(10,023,914)			$ 575	$ 0	0	(10,024,489)
Beginning Balance (Shares) at Mar. 31, 2023				5,750,000	0
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(1,003,291)		(1,003,291)			(180,000)	(823,291)
Excise tax imposed on common stock redemptions	(2,224,846)						(2,224,846)
Contribution –Non-redemption agreement	180,000					180,000
Class B common stock converted to Class A common stock				$ (550)	$ 550
Class B common stock converted to Class A common stock (Shares)				(5,500,000)	5,500,000
Net income (loss)	1,066,985						1,066,985
Ending Balance at Jun. 30, 2023	(12,005,066)			$ 25	$ 550	0	(12,005,641)
Ending Balance (Shares) at Jun. 30, 2023				250,000	5,500,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(299,813)		(299,813)			0	(299,813)
Net income (loss)	(749,750)	(25,580)	(724,170)				(749,750)
Ending Balance at Sep. 30, 2023	(13,054,629)			$ 25	$ 550	0	(13,055,204)
Ending Balance (Shares) at Sep. 30, 2023				250,000	5,500,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount			(255,398)
Ending Balance at Dec. 31, 2023	(12,864,410)			$ 25	$ 550	0	(12,864,985)
Ending Balance (Shares) at Dec. 31, 2023				250,000	5,500,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(212,490)		(212,490)			0	(212,490)
Net income (loss)	(1,259,880)						(1,259,880)
Ending Balance at Mar. 31, 2024	(14,336,780)			$ 25	$ 550	0	(14,337,355)
Ending Balance (Shares) at Mar. 31, 2024				250,000	5,500,000
Beginning Balance at Dec. 31, 2023	(12,864,410)			$ 25	$ 550	0	(12,864,985)
Beginning Balance (Shares) at Dec. 31, 2023				250,000	5,500,000
Net income (loss)	(2,120,903)	(77,792)	(2,043,111)
Ending Balance at Sep. 30, 2024	(15,487,204)			$ 25	$ 550	0	(15,487,779)
Ending Balance (Shares) at Sep. 30, 2024				250,000	5,500,000
Beginning Balance at Mar. 31, 2024	(14,336,780)			$ 25	$ 550	0	(14,337,355)
Beginning Balance (Shares) at Mar. 31, 2024				250,000	5,500,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(102,198)		(102,198)			0	(102,198)
Excise tax imposed on common stock redemptions	(95,130)						(95,130)
Net income (loss)	(169,187)						(169,187)
Ending Balance at Jun. 30, 2024	(14,703,295)			$ 25	$ 550	0	(14,703,870)
Ending Balance (Shares) at Jun. 30, 2024				250,000	5,500,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(92,073)		(92,073)			0	(92,073)
Net income (loss)	(691,836)	$ (26,658)	$ (665,178)				(691,836)
Ending Balance at Sep. 30, 2024	$ (15,487,204)			$ 25	$ 550	$ 0	$ (15,487,779)
Ending Balance (Shares) at Sep. 30, 2024				250,000	5,500,000